Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Inventories [Line Items]
Inventories valued on the LIFO basis	$ 3,387	$ 4,051
Excess of current replacement cost over LIFO cost of inventories	8,400	6,800
Effect of LIFO inventory liquidation on income	160
R&M [Member]
Inventories [Line Items]
Effect of LIFO inventory liquidation on income	$ 155